Document And Entity Information	Nov. 09, 2020
Document Information Line Items
Entity Registrant Name	ATLAS TECHNICAL CONSULTANTS, INC.
Trading Symbol	ATCX
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001751143
Document Period End Date	Nov. 09, 2020
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38745
Entity Tax Identification Number	83-0808563
Entity Address, Address Line One	13215 Bee Cave Parkway
Entity Address, Address Line Two	Building B
Entity Address, Address Line Three	Suite 230
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78738
City Area Code	(512)
Local Phone Number	851-1501
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value per share
Security Exchange Name	NASDAQ